PERSONNEL EXPENSES - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (151,906,859)	$ (153,189,871)	$ (512,387,595)	$ (464,173,556)
Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(90,841,990)	(89,213,433)	(288,973,789)	(270,600,813)
Social Contributions on Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(20,818,908)	(21,209,844)	(71,808,288)	(63,957,294)
Personnel Compensations and Rewards
Disclosure of personnel expenses [line items]
Personnel Expenses	(32,076,104)	(30,253,010)	(129,793,371)	(99,524,868)
Services for Personnel
Disclosure of personnel expenses [line items]
Personnel Expenses	(3,989,008)	(3,892,468)	(9,392,808)	(10,397,082)
Other Short-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	(3,362,058)	(8,355,764)	(10,555,320)	(18,852,293)
Other Long-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (818,791)	$ (265,352)	$ (1,864,019)	$ (841,206)